Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2025
Additional information: condensed financial statements of the Company [Abstract]
Schedule of Condensed Balance Sheets of the Parent Company

Condensed balance sheets of the parent company

	2024	2025
	RMB’000	RMB’000
ASSETS
Non-current assets
Investments in subsidiaries and due from subsidiaries	—	—
Current assets
Cash and cash equivalents	99	979
	99	979
Total assets	99	979
EQUITY AND LIABILITIES
Equity attributable to owners of the Company
Share capital and treasury shares	(1,025)	(1,025)
Other reserves	(18,722)	(15,857)
Total equity	(19,747)	(16,882)

LIABILITIES
Current liabilities
Accruals, other payables and provisions	19,846	17,861
Total liabilities	19,846	17,861
Total equity and liabilities	99	979

Schedule of Condensed Statements of Comprehensive Income of the Parent Company

Condensed statements of comprehensive income of the parent company

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Loss/(gain) from subsidiaries	(26,521)	(18,663)	9,093
General and administrative expenses	(14,089)	3,338	(7,494)
Finance income	—	2,343	1,266
Finance costs	(528)	—	—
Other loss, net	20,420	—	—
Fair value loss of convertible note	(116)	—	—
(Loss)/Profit before income tax	(20,834)	(12,982)	2,865
Income tax expense	—	—	—
(Loss)/Profit for the year	(20,834)	(12,982)	2,865
Other comprehensive (loss)/income
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(791)	(302)	1,259
Total other comprehensive (loss)/income for the year, net of tax	(791)	(302)	1,259
Total comprehensive (loss)/income for the year	(21,625)	(13,284)	4,124

Schedule of Condensed Statements of Cash Flows of the Parent Company

Condensed statements of cash flows of the parent company

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(170,915)	(1,987)	(5,588)
Net cash generated from investing activities	—	—	6,468
Net cash generated from financing activities	170,883	2,034	—
Net (decrease)/increase in cash and cash equivalents	(32)	47	880
Cash and cash equivalents at beginning of the year	84	52	99
Cash and cash equivalents at end of the year	52	99	979